Supplement to the
Fidelity® Nasdaq
Composite® Index Fund
January 29, 2011
Prospectus

Jeffrey Adams no longer serves as a portfolio manager of the fund. All references to Mr. Adams are no longer applicable.

EIF-11-01  May 10, 2011
1.791563.114

Supplement to the

Fidelity® Nasdaq Composite® Index Fund (FNCMX)

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Jeffrey Adams no longer serves as a portfolio manager of the fund. All references to Mr. Adams in the "Management Contract" section on page 29 are no longer applicable.

EIFB-11-01  May 10, 2011
1.807082.108

Supplement to the
Fidelity® Nasdaq Composite® Index Tracking Stock
January 29, 2011
Prospectus

Jeffrey Adams no longer serves as a portfolio manager of the fund. All references to Mr. Adams are no longer applicable.

ETF-11-01  May 10, 2011
1.790427.112

Supplement to the

Fidelity® Nasdaq Composite® Index Tracking Stock (ONEQ)

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Jeffrey Adams no longer serves as a portfolio manager of the fund. All references to Mr. Adams in the "Management Contract" section on page 35 are no longer applicable.

ETFB-11-01  May 10, 2011
1.790428.109

Supplement to the
Fidelity® Series 100 Index Fund
January 29, 2011
Prospectus

Jeffrey Adams no longer serves as a portfolio manager of the fund. All references to Mr. Adams are no longer applicable.

HUN-11-01  May 10, 2011
1.857358.107

Supplement to the

Fidelity® Series 100 Index Fund (FOHIX)

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2011

Jeffrey Adams no longer serves as a portfolio manager of the fund. All references to Mr. Adams in the "Management Contract" section beginning on page 27 are no longer applicable.

HUNB-11-01  May 10, 2011
1.848939.105